Recent Accounting Pronouncements - Pathfinder - Annual	6 Months Ended
Jun. 30, 2026
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Recent Accounting Pronouncements	Recent Accounting Pronouncements
Recently adopted accounting pronouncements
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (“ASU 2023-07”) which expands disclosures about a public business entity’s reportable segments and provides for more detailed information about a reportable segment's expenses.
ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and requires retrospective application to all prior periods presented in the consolidated financial statements. Early adoption is permitted. The Company adopted this standard at inception.
In December 2023, the FASB issued ASU 2023-08, Accounting for and Disclosure of Crypto Assets (Topic 350), which provides new guidance for the accounting and disclosure of certain crypto assets. ASU 2023-08 requires entities to measure in-scope digital assets at fair value, with changes in fair value recognized in net income each reporting period. The standard also requires enhanced disclosures, including information about significant holdings, contractual sale restrictions, and changes in such holdings during the reporting period.
ASU 2023-08 is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. The Company adopted this standard at inception and noted no impact on its consolidated financial statements upon adoption.
Recently issued accounting pronouncements not yet adopted
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires entities to disclose, among others: (i) specific categories in the rate reconciliation table (ii) additional information for reconciling items that meet a quantitative threshold and (iii) the amount of income taxes paid on a disaggregated level. This ASU is required to be adopted on a prospective basis.
For public business entities, the amendments are effective for annual periods beginning after December 15, 2024 and after December 15, 2025, for all other entities, including interim periods. The Company is currently evaluating the impact of adopting ASU 2023-09 on its consolidated financial statement disclosures.
In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 requires public business entities to provide enhanced disclosures in the notes to the consolidated financial statements that disaggregate certain expense captions presented on the face of the income statement into specified natural expense categories, including purchases of inventory, employee compensation, depreciation, intangible asset amortization, and, for certain industries, depletion expenses. The new standard also requires a narrative disclosure of total selling expenses and a description of what is included in selling expenses.
ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2024-03 on its consolidated financial statement disclosures.
In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies and improves the navigability of interim reporting guidance in ASC 270. The ASU specifies the form and content of interim financial statements and notes, incorporates a comprehensive list of interim disclosure requirements previously located throughout the Codification, and introduces a disclosure principle requiring entities to disclose events and changes since the end of the most recent annual reporting period that have a material effect on the entity. The amendments do not change the fundamental nature of interim reporting or materially expand or reduce existing interim disclosure requirements. The ASU is effective for interim reporting periods in fiscal years beginning after December 15, 2027, for public business entities and after December 15, 2028, for all other entities. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its interim consolidated financial statement disclosures.
Recent Accounting Pronouncements
Recently adopted accounting pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires entities to disclose, among others: (i) specific categories in the rate reconciliation table (ii) additional information for reconciling items that meet a quantitative threshold and (iii) the amount of income taxes paid on a disaggregated level. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted.
For public business entities, the amendments are effective for annual periods beginning after December 15, 2024 and after December 15, 2025, for all other entities. We adopted this guidance effective January 1, 2026. Related to this amended disclosure guidance, we will reflect the additional information in our fiscal 2026 annual financial statements.
Recently issued accounting pronouncements not yet adopted
No accounting pronouncements not yet adopted, other than those disclosed elsewhere in this prospectus, are expected to have a material impact on the condensed consolidated financial statements.

Pathfinder
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Recent Accounting Pronouncements	Recent Accounting Pronouncements
Recently adopted accounting pronouncements
In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (“ASU 2023-07”) which expands disclosures about a public business entity’s reportable segments and provides for more detailed information about a reportable segment's expenses.
ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and requires retrospective application to all prior periods presented in the financial statements. Early adoption is permitted. The Company adopted this standard at inception.
In December 2023, the FASB issued ASU 2023-08, Accounting for and Disclosure of Crypto Assets (ASU 2023-08), which provides new guidance for the accounting and disclosure of certain crypto assets. ASU 2023-08 requires entities to measure in-scope digital assets at fair value, with changes in fair value recognized in net income each reporting period. The standard also requires enhanced disclosures, including information about significant holdings, contractual sale restrictions, and changes in such holdings during the reporting period.
ASU 2023-08 is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted. The Company determined that its current digital asset holdings are out of scope of ASU 2023-08.
Recently issued accounting pronouncements not yet adopted
In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 requires public business entities to provide enhanced disclosures in the notes to the financial statements that disaggregate certain expense captions presented on the face of the income statement into specified natural expense categories, including purchases of inventory, employee compensation, depreciation, intangible asset amortization, and, for certain industries, depletion expenses. The new standard also requires a narrative disclosure of total selling expenses and a description of what is included in selling expenses.
ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2024-03 on its financial statement disclosures.
In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies and improves the navigability of interim reporting guidance in ASC 270. The ASU specifies the form and content of interim financial statements and notes, incorporates a comprehensive list of interim disclosure requirements previously located throughout the Codification, and introduces a disclosure principle requiring entities to disclose events and changes since the end of the most recent annual reporting period that have a material effect on the entity. The amendments do not change the fundamental nature of interim reporting or materially expand or reduce existing interim disclosure requirements. The ASU is effective for interim reporting periods in fiscal years beginning after December 15, 2027, for public business entities and after December 15, 2028, for all other entities. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its interim financial statement disclosures.
Recent Accounting Pronouncements
No accounting pronouncements adopted during the period presented had a material impact on the condensed financial statements, and no accounting pronouncements not yet adopted, other than those disclosed elsewhere in this prospectus, are expected to have a material impact on the condensed financial statements.